Organizational structure (Details Textual)	12 Months Ended
Mar. 31, 2026
Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Organizational structures [Line Items]
Proportion of ownership interest in subsidiary	51.33%
Dr. Reddy's Laboratories Limited [Member]
Organizational structures [Line Items]
Proportion of ownership interest in subsidiary	45.19%